REVENUE	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
REVENUE [Text Block]

9. REVENUE

	Year ended December 31,
	2023	2022
Royalty revenue
Wharf	$1,648	$1,050
El Realito	2,071	404
Aranzazu	137	-
La Encantada	504	-
COSE	-	228
Joaquin	-	483
Total royalty revenue	4,360	2,165
Other fixed royalty payments	235	248
Total revenue	$4,595	$2,413

The Company operates in one industry and has one reportable segment, which is reviewed by the chief operating decision maker.